Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Current Liabilities
Other Current Liabilities
(23)	Other Current Liabilities

Details at 31 December are as follows:

	Thousands of Euros
	31/12/2024	31/12/2023 (*)
Salaries payable	240,650	237,099
Other current debts	6,912	7,074
Deferred income	36,500	28,870
Advances received	34,365	10,323
Other current liabilities	318,427	283,366

(*) Restated figures (Note 2.d)

At 31 December 2024 and 2023, the advances received are contract liabilities relate to unperformed performance obligations for which Grifols has received a consideration from the customer.